UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net loss		$ (214,676)	$ (105,869)
Other comprehensive (loss)/income:
Gain associated with pensions, net of tax		104	0
Shares of affiliates comprehensive (loss)/income	[1]	(21,098)	651
Other comprehensive loss		(20,994)	651
Comprehensive loss		(235,670)	(105,218)
Comprehensive (loss)/income attributable to:
Stockholders of Golar LNG Limited		(280,875)	(153,772)
Non-controlling interests		$ 45,205	$ 48,554

[1]	No tax impact for the six months ended June 30, 2020 and 2019.